Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,436,000.00
Previously Paid Amount	0.00
Total Fee Amount	750.71
Total Offset Amount	0.00
Net Fee	750.71
Narrative - Max Aggregate Offering Price	$ 5,436,000.00
Final Prospectus	true